Fair Value Measurements (Details) - EBP Zoetis Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,054,083	$ 1,869,752
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,054,083	1,869,752
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Zoetis Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	107,489	160,924
Zoetis Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	107,489	160,924
Zoetis Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Zoetis Stock Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	191,764	365,628
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	191,764	365,628
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,705,938	1,305,257
Common/collective trust funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,705,938	1,305,257
Common/collective trust funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Common/collective trust funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	681	2,539
Money market funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	681	2,539
Money market funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Money market funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	48,211	35,404
Self-directed brokerage funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	48,211	35,404
Self-directed brokerage funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Self-directed brokerage funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0